Pension and Severance Plans (Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Japan
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	¥ 658,863	¥ 1,034,954
Service cost	12,763	17,948	¥ 23,128
Interest cost	3,684	4,162	7,020
Plan participants' contributions	0
Actuarial (gain) loss	271	(3,330)
Curtailments and settlements	0	(359,205)
Other	43	2
Benefits paid	(35,563)	(35,668)
Benefit obligation at end of the fiscal year	640,061	658,863	1,034,954
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	437,206	742,204
Actual return on plan assets	59,536	2,942
Foreign currency exchange rate changes	0
Employer contribution	2,333	7,453
Plan participants' contributions	0
Curtailments and settlements	0	(284,333)
Benefits paid	(22,664)	(31,060)
Fair value of plan assets at end of the fiscal year	476,411	437,206	742,204
Funded status at end of the fiscal year	(163,650)	(221,657)
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	359,811	351,918
Service cost	2,767	3,616	2,780
Interest cost	6,509	9,212	10,083
Plan participants' contributions	269	487
Plan amendments	157	10,210
Actuarial (gain) loss	32,432	19,776
Foreign currency exchange rate changes	29,486	(16,919)
Curtailments and settlements	(14,587)	(4,434)
Effect of changes in consolidated subsidiaries	0
Benefits paid	(18,555)	(14,055)
Benefit obligation at end of the fiscal year	398,289	359,811	351,918
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	281,110	274,749
Actual return on plan assets	(596)	26,738
Foreign currency exchange rate changes	25,433	(14,904)
Employer contribution	38,169	9,916
Plan participants' contributions	269	487
Curtailments and settlements	(11,927)	(3,146)
Benefits paid	(16,967)	(12,730)
Fair value of plan assets at end of the fiscal year	315,491	281,110	¥ 274,749
Funded status at end of the fiscal year	¥ (82,798)	¥ (78,701)